FINANCIAL INSTRUMENTS (Details)							12 Months Ended												12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)		Dec. 31, 2013 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] NOK		Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2013 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Cross Currency Interest Rate Contract Two [Member] Designated as Hedging Instrument [Member] USD ($)		Dec. 31, 2013 Cross Currency Interest Rate Contract Two [Member] Designated as Hedging Instrument [Member] NOK		Dec. 31, 2013 Interest Rate Swap 11 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap 12 [Member] Not Designated as Hedging Instrument [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Oct. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK
Derivative [Line Items]
Debt amount																													500,000,000	600,000,000
Financial instruments (short-term): at fair value	5,705,000	0	2,279,000	0								3,358,000				0	68,000	0
Derivative, Fair value [Abstract]
Liabilities	56,490,000	85,881,000	44,006,000	84,044,000	3,183,000	1,426,000						8,915,000				411,000	386,000	0
Assets	16,633,000	3,411,000	6,565,000	4,000	10,068,000	0						0				3,275,000	0	132,000
Interest rate swaps [Abstract]
Inception date							Mar. 31, 2010	Mar. 31, 2008	Apr. 30, 2011	May 31, 2011	Aug. 31, 2011	Oct. 31, 2010	[1]	Oct. 31, 2010	[1]				Apr. 30, 2006	Apr. 30, 2006	May 31, 2012	Sep. 30, 2012	Oct. 31, 2012	[1]	Oct. 31, 2012	[1]	Feb. 28, 2013	Mar. 31, 2013
Maturity date							Mar. 31, 2015	Aug. 31, 2018	Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021	Apr. 30, 2014	[1]	Apr. 30, 2014	[1]				May 31, 2019	May 31, 2019	Aug. 31, 2022	Sep. 30, 2014	Oct. 31, 2017	[1]	Oct. 31, 2017	[1]	Dec. 31, 2017	Apr. 30, 2023
Notional principal	1,188,000,000	1,033,000,000					213,158,000	36,972,000	41,956,000	62,535,000	100,000,000	76,136,000	[1]	450,000,000	[1]				174,789,000		154,100,000	73,938,000	105,436,000	[1]	600,000,000	[1]	48,767,000	100,000,000
Notional principal, at maturity							$ 122,632,000	$ 24,794,000	$ 23,394,000	$ 34,044,000	$ 100,000,000									153,804,000,000	$ 79,733,000	$ 69,713,000					$ 32,142,000	$ 100,000,000
Fixed Interest Rate												5.32%	[1]	5.32%	[1]				6.00%	6.00%		4.85%
Fixed interest rate range, low end (in hundredths)							1.96%	4.05%	2.13%	0.80%	2.50%										1.76%		5.92%	[1]	5.92%	[1]	0.81%	1.85%
Fixed interest rate range, high end (in hundredths)							2.22%	4.15%	2.80%	2.58%	2.93%										1.85%		6.23%	[1]	6.23%	[1]	0.82%	1.97%

[1]	These swaps relate to the NOK500 million and NOK600 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.